Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current
Trade receivables, gross	¥ 332,567	$ 51,391	¥ 794,678
Less: Allowance for expected credit losses	(43,519)	(6,725)	(57,611)
Net trade receivables (Note 6.2)	289,048	44,666	737,067
Bill receivables	7,793,343	1,204,293	7,005,234
Total (Note 34)	8,082,391	1,248,959	7,742,301
Current receivables from associates and joint ventures (trade)	1,266	196	609
Current receivables from associates and joint ventures (non-trade)	11,119	1,718	11,185
Current receivables from related parties (trade)	9,663	1,493	73,243
Current receivables from related parties (non-trade)	2,992	462	2,092
Staff advances	3,326	514	7,133
Interest receivables	4,999	772	12,224
Bills receivable in transit	12,620	1,950	8,700
Refundable deposits	283	44	2,131
Others	36,668	5,667	49,218
Less: Impairment losses – other receivables	(6,741)	(1,042)	(5,243)
Other receivables carried at amortized cost (Note 34)	76,195	11,774	161,292
Tax recoverable	236,400	36,531	223,652
Prepayments	64,102	9,906	63,048
Net other receivables	376,697	58,211	447,992
Total trade and other receivables	¥ 8,459,088	$ 1,307,170	¥ 8,190,293